Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits
Contributions to medical and pension schemes	137.2	109.8	77.1
Other employee benefits	68.9	44.6	30.9
Total group's employee welfare benefits	206.1	154.4	108.0